Membership Interests (Schedule Of Changes To Membership Interests) (Details) - USD ($) $ in Millions		3 Months Ended									9 Months Ended		12 Months Ended
	Feb. 24, 2016	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			$ 7,596			$ 7,518				$ 7,409	$ 7,508	$ 7,518	$ 7,518	$ 7,409
Net income		$ 163	73	$ 163	$ 98	98	$ 94	$ 158	$ 94	$ 104	355	359	432	450	$ 432
Distributions	$ (56)										(189)	(283)	(436)	(282)	(310)
Net effects of cash flow hedges (net of tax)		1		1							1	1	2	2	2
Defined benefit pension plans (net of tax)											1	1	(8)	(61)	(19)
Balance		7,676	7,508	7,596			7,518				7,676	7,596	7,508	7,518	$ 7,409
Capital Accounts [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			7,701			7,625					7,621	7,625	7,625
Net income											355	359
Distributions											(189)	(283)
Net effects of cash flow hedges (net of tax)
Defined benefit pension plans (net of tax)
Balance		7,787	7,621	7,701			7,625				7,787	7,701	7,621	7,625
Accumulated Other Comprehensive Income (Loss) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance			(105)			$ (107)					(113)	(107)	(107)
Net income
Distributions
Net effects of cash flow hedges (net of tax)											1	1
Defined benefit pension plans (net of tax)											1	1
Balance		$ (111)	$ (113)	$ (105)			$ (107)				$ (111)	$ (105)	$ (113)	$ (107)